ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1—ORGANIZATION AND BASIS OF PRESENTATION

Organization

        As of December 31, 2014, we operate in the following two segments: Exchange and Rental, and Vacation Ownership. Exchange and Rental offers access to vacation accommodations and other travel-related transactions and services to leisure travelers, by providing vacation exchange services and vacation rental, working with resort developers and operating vacation rental properties. Vacation Ownership engages in the management of vacation ownership resorts; sales, marketing, and financing of vacation ownership interests; and related services to owners and associations.

        On November 4, 2013, VRI Europe Limited, or VRI Europe, a subsidiary of ILG, purchased the European shared ownership resort management business of CLC World Resorts and Hotels (CLC). As part of this transaction, ILG issued to CLC shares totaling 24.5% of VRI Europe Limited.

        On December 12, 2013, we acquired all of the equity of Aqua Hospitality LLC and Aqua Hotels and Resorts, Inc., referred to as Aqua, a Hawaii-based hotel and resort management company representing more than 25 properties in Hawaii and Guam.

        On October 1, 2014, we acquired the Hyatt Vacation Ownership business, or HVO, which provides vacation ownership services at 16 Hyatt Residence Club resorts, from subsidiaries of Hyatt Hotels Corporation. In connection with the acquisition, we entered into a long-term exclusive license for use of the Hyatt® brand with respect to the shared ownership business.

        ILG was incorporated as a Delaware corporation in May 2008 in connection with a plan by IAC/InterActiveCorp, or IAC, to separate into five publicly traded companies, referred to as the "spin-off." ILG commenced trading on The NASDAQ Stock Market in August 2008 under the symbol "IILG."

        The Exchange and Rental operating segment consists of Interval International (referred to as Interval), the Hyatt Residence Club, the Trading Places International (known as TPI) operated exchange business, and Aqua-Aston Holdings, Inc. (referred to as Aqua-Aston). The Vacation Ownership operating segment consists of the management related lines of business of Vacation Resorts International (or VRI), TPI, VRI Europe and HVO, as well as the HVO sales and financing of vacation ownership interests.

        On October 27, 2015, we entered into a merger agreement pursuant to which we will acquire the vacation ownership business of Starwood Hotels & Resorts Worldwide, Inc., or Starwood, to be known as Vistana Signature Experiences or Vistana. Upon closing, Starwood will spin-off Vistana to its stockholders then immediately following the spin-off Vistana will merge with a wholly owned subsidiary of ILG. In the merger, the Vistana common stock to which Starwood stockholders are entitled in the spin-off will automatically convert in to ILG common stock. At the close of the proposed transactions, Starwood stockholders will own approximately 55% of ILG common stock and ILG stockholders will own approximately 45% of ILG common stock, in each case, on a fully diluted basis.

Basis of Presentation

Principles of Consolidation

        The accompanying consolidated financial statements include the accounts of ILG, our wholly-owned subsidiaries, and companies in which we have a controlling interest, including variable interest entities ("VIEs") where we are the primary beneficiary in accordance with consolidation guidance. All significant intercompany balances and transactions have been eliminated in the consolidated financial statements. References in these financial statements to net income attributable to common stockholders and ILG stockholders' equity do not include noncontrolling interests, which represent the outside ownership of our consolidated non-wholly owned entities and are reported separately.

Accounting Estimates

        ILG's management is required to make certain estimates and assumptions during the preparation of its consolidated financial statements in accordance with generally accepted accounting principles ("GAAP"). These estimates and assumptions impact the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements. They also impact the reported amount of net earnings during any period. Actual results could differ from those estimates.

        Significant estimates underlying the accompanying consolidated financial statements include: the recovery of long-lived assets, vacation ownership inventory and goodwill and other intangible assets; purchase price allocations of business combinations; loan loss reserves for vacation ownership mortgages receivable; the determination of deferred income taxes including related valuation allowances; the determination of deferred revenue and deferred membership costs; and the determination of stock-based compensation. In the opinion of ILG's management, the assumptions underlying the historical consolidated financial statements of ILG and its subsidiaries are reasonable.

Seasonality

        Revenue at ILG is influenced by the seasonal nature of travel. Within our Exchange and Rental segment, our vacation exchange businesses recognize exchange and Getaway revenue based on confirmation of the vacation, with the first quarter generally experiencing higher revenue and the fourth quarter generally experiencing lower revenue. Our vacation rental businesses recognize rental revenue based on occupancy, with the first and third quarters generally generating higher revenue as a result of increased leisure travel to our Hawaii-based managed properties during these periods, and the second and fourth quarters generally generating lower revenue.

        Within our Vacation Ownership segment, our sales and financing business experiences a modest impact from seasonality, with higher sales volumes during the traditional vacation periods. Our vacation ownership management businesses by and large do not experience significant seasonality.